Trade and Other Payables	12 Months Ended
Mar. 31, 2026
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables
31)
TRADE AND OTHER PAYABLES

	As at March 31
Particulars	2025	2026
Trade payables	91,237	83,901
Accrued expenses	55,762	51,876
Total	146,999	135,777

The Group's exposure to currency and liquidity risk related to trade and other payables is disclosed in note 5 and 34.